Provisions - Movements by Class of Provisions (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of other provisions [line items]
Beginning balance	¥ 224,274
Ending balance	227,784	¥ 224,274
IFRS 9 [member]
Disclosure of other provisions [line items]
Beginning balance	224,274	200,053
Additional provisions	52,725	73,374
Amounts used	(48,322)	(48,990)
Unused amounts reversed	(655)	(586)
Amortization of discount and effect of change in discount rate	(259)	50
Others	21	373
Ending balance	227,784	224,274
Provision for interest repayment [member]
Disclosure of other provisions [line items]
Beginning balance	141,201	143,429
Additional provisions	32,000	39,000
Amounts used	(37,674)	(40,572)
Unused amounts reversed		(559)
Amortization of discount and effect of change in discount rate	(404)	(97)
Others
Ending balance	135,123	141,201
Other provisions [member]
Disclosure of other provisions [line items]
Beginning balance	83,073	56,624
Additional provisions	20,725	34,374
Amounts used	(10,648)	(8,418)
Unused amounts reversed	(655)	(27)
Amortization of discount and effect of change in discount rate	145	147
Others	21	373
Ending balance	¥ 92,661	¥ 83,073